ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 3,309,850	$ 2,588,312
Accrued professional fees	576,786	624,825
Other tax payable	2,263,055	1,378,963
Interest payable	148,995	305,087
Government subsidy		908,496
Contingent liability (Note 17)	400,000
Others	2,256,977	1,655,938
Total	$ 8,955,663	$ 7,461,621